Post-employment benefits - Summary of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	R$ 378	R$ 386	R$ 157
Interest on actuarial obligation	(59,678)	(58,879)	(57,337)
Actuarial gain (loss) arising from financial assumptions	3,486	168,351	(62,807)
Actuarial (loss) gain arising from experience adjustment	8,449	(23,575)	62,889
Actuarial gains arising from demographic assumptions			(22,116)
Employer contributions	(1,323)	(111)	(103)
Net defined benefit liability	536,040	526,322	617,314
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,018,300	1,141,841	1,097,982
Current service cost	378	386	157
Business combination		9,560
Interest on actuarial obligation	111,130	105,302	107,057
Actuarial gain (loss) arising from financial assumptions	(3,747)	(170,791)	62,807
Actuarial (loss) gain arising from experience adjustment	(8,188)	23,181	(62,889)
Actuarial gains arising from demographic assumptions		505	22,116
Benefit payments	(96,934)	(91,684)	(85,389)
Ending balance	1,020,939	1,018,300	1,141,841
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(491,978)	(524,527)	(522,474)
Interest on actuarial obligation	(51,452)	(46,423)	(49,720)
Return on investments in the year (excluding interest income)	11,730	34,709	2,443
Employer contributions	(50,133)	(43,340)	(40,278)
Benefit payments	96,934	87,603	85,502
Ending balance	R$ (484,899)	R$ (491,978)	R$ (524,527)